                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ Jonathan S. Lavine          Boston, MA          November 18, 2005
     ----------------------         ------------         -----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name
     ----------------------       ----
     28-
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       ________

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $224,569
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number     Name
         ---     --------------------     ----

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 9/30/05

Column 1                                Column 2        Column 3    Column 4    Column 5    Column 6   Column 7        Column 8
                                                                                                                  Voting Authority
                                                                                  Value    Investment   Other    -------------------
Name of Issuer                       Title of Class      Cusip       Shares     (x$1000)   Discretion  Managers  Sole  Shared  None
---------------------------------  ------------------  ----------  ----------  ---------   ----------  --------  -------------------
Accuride Corporation                           Common     4398103     475,000     $6,560      (OTHER)                             X
Amkor Technology, Inc.                         Common    31652100   2,436,000    $10,621      (OTHER)                             X
Apache Corp.                                   Common    37411105     137,600    $10,350      (OTHER)                             X
Celanese Corp. DEL                    Common Series A   150870103     273,900     $4,725      (OTHER)                             X
Chesapeake Energy                              Common   165167107     449,400    $17,190      (OTHER)                             X
CKE Restaurants, Inc.                          Common   12561E105     352,400     $4,645      (OTHER)                             X
Commercial Vehicle Group Inc.                  Common   202608105     263,800     $5,524      (OTHER)                             X
Crown Holdings Inc                             Common   228368106     685,600    $10,928      (OTHER)                             X
Dominos Pizza, Inc.                            Common   25754A201     977,136    $22,787      (OTHER)                             X
Exxon Mobil Corp.                              Common   30231G102     159,600    $10,141      (OTHER)                             X
Fairchild Semiconductor Intl                   Common   303726103     489,500     $7,274      (OTHER)                             X
Global Imaging Systems, Inc.                   Common   37934A100      94,900     $3,231      (OTHER)                             X
Hayes Lemmerz International, Inc.          Common NEW   420781304   1,069,884     $4,793      (OTHER)                             X
Instinet Group Inc.                            Common   457750107      41,913       $208      (OTHER)                             X
Interline Brands, Inc./Wilmar                  Common   458743101      29,243       $614      (OTHER)                             X
Jack in the Box, Inc.                          Common   466367109     169,500     $5,070      (OTHER)                             X
Kerr-McGee Corporation                         Common   492386107      49,834     $4,839      (OTHER)                             X
Lamar Advertising Co.                  Common Class A   512815101     199,600     $9,052      (OTHER)                             X
MacDermid, Inc.                                Common   554273102     143,900     $3,779      (OTHER)                             X
Nalco Holding Company                          Common   62985Q101     197,400     $3,330      (OTHER)                             X
Pinnacle Entertainment, Inc.                   Common   723456109     398,625     $7,307      (OTHER)                             X
Reddy Ice Holdings, Inc.                       Common   75734R105      75,000     $1,538      (OTHER)                             X
Rogers Communications, Inc.        Class B Non Voting   775109200      15,938       $628      (OTHER)                             X
Rogers Communications, Inc.        Class B Non Voting   775109200       5,265       $208       (Sole)               X
Silgan Holdings, Inc.                          Common   827048109     142,146     $4,728      (OTHER)                             X
Sinclair Broadcast Group, Inc.           Common CLA A   829226109     904,300     $8,021      (OTHER)                             X
SIRVA Inc                                      Common   82967Y104     650,000     $4,849      (OTHER)                             X
SMTC Corp.                                     Common   832682207      77,160       $186      (OTHER)                             X
Sunoco, Inc.                                   Common   86764P109      44,500     $3,480      (OTHER)                             X
Superior Essex Inc.                            Common   86815V105      96,610     $1,740      (OTHER)                             X
Superior Essex Inc.                            Common   86815V105     101,361     $1,826       (Sole)               X
Telewest Global Inc.                           Common   87956T107     337,694     $7,750      (OTHER)                             X
Telewest Global Inc.                           Common   87956T107      67,487     $1,549       (sole)               X
Tesoro Corporation                             Common   881609101      53,000     $3,563      (OTHER)                             X
Universal Compression Holdings                 Common   913431102     132,100     $5,253      (OTHER)                             X
Warner Music Group Corp.                       Common   934550104     750,662    $11,116      (OTHER)                             X
Wynn Resorts Ltd                               Common   983134107     267,700    $12,086      (OTHER)                             X
XTO Energy                           Common PAR $0.01   98385X106      68,000     $3,081      (OTHER)                             X